Share Capital - Additional Information (Detail) ¥ in Millions, $ in Millions		6 Months Ended				12 Months Ended	24 Months Ended
	Mar. 17, 2025 USD ($)	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 shares	Mar. 01, 2025 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Share schemes trust withheld amount		¥ 69		¥ 25
Payments for repurchase of shares		2,725		391
Repurchase of shares		2,725		462
Share Repurchase Scheme [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for repurchase of shares		2,725	$ 400	462	$ 64
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares		¥ 43,479,650		¥ 5,943,751
Period of shares repurchased	2 years						24 months
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $	$ 1,000						$ 500
Number of treasury shares to the grantees for the exercise of share options | shares		0	0	2,091,258	2,091,258
Share schemes trust withheld | shares		2,024,652	2,024,652	532,134	532,134
Share schemes trust withheld amount		¥ 69		¥ 25
Shares held for share scheme Trust | shares		42,074,118	42,074,118			48,550,176